Income Taxes (Details) - Schedule of a Reconciliation of Income Tax Expense	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of A Reconciliation Of Income Tax Expense [Abstract]
PRC statutory tax rate	25.00%	25.00%
Effect of different tax rates in different jurisdictions	7.10%	7.80%
For others	0.10%
Tax holiday effect	2.20%	(4.90%)
Effective tax rate	34.40%	27.90%